AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 06/12/2012

FILE NOS: 811-04262 & 002-96538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 56	☒

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 58	☒

(Check appropriate box or boxes.)

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

(Address of Principal Executive Office)

434-846-1361

(Registrant’s Telephone Number, including Area Code:)

DAVID D. BASTEN

2303 YORKTOWN AVENUE

LYNCHBURG, VA 24501

(Name and Address of Agent for Service)

Please send copy of communications to:

W. LEE H. DUNHAM, ESQUIRE

SULLIVAN & WORCESTER LLP

ONE POST OFFICE SQUARE

BOSTON, MA 02109

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date),pursuant to paragraph (a)(3)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement. A Rule 24f-2 Notice for the Trust’s fiscal year ended January 31, 2012 was filed on April 20, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 56 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lynchburg, Commonwealth of Virginia on the 12th day of June, 2012.

AMERICAN PENSION INVESTORS TRUST

/s/ DAVID D. BASTEN
David D. Basten, President

Pursuant to the requirements of the Securities Act, Post-Effective Amendment No. 56 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ DAVID D. BASTEN David D. Basten	Trustee and President (Principal Executive Officer)	06/12/12

/s/ DAVID M. BASTEN David M. Basten	Trustee	06/12/12

* Mark A. Borel	Trustee	06/12/12

* Stephen B. Cox	Trustee	06/12/12

* G. Edgar Dawson III	Trustee	06/12/12

* Wayne C. Johnson	Trustee	06/12/12

/s/ CHARLES D. FOSTER Charles D. Foster	Chief Financial Officer	06/12/12

*By:	/s/ DAVID D. BASTEN
David D. Basten

Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A (File No. 002-96538) as filed with the SEC via EDGAR Accession No. 0001193125-06-197971 on September 27, 2006.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase